Balances and Transactions with Related Parties and Affiliated Companies	12 Months Ended
Dec. 31, 2020
IFRS Text Block [Abstract]
Balances and Transactions with Related Parties and Affiliated Companies

Note 15. Balances and Transactions with Related Parties and Affiliated Companies

Balances and transactions between the Company and its subsidiaries have been eliminated on consolidation and are not disclosed in this note.

The consolidated statements of financial position and consolidated income statements include the following balances and transactions with related parties and affiliated companies:

	December 31,		December 31,
	2020		2019
Balances
Due from The Coca-Cola Company (see Note 7) (1) (8)	Ps.	509	Ps.	802
Balance with BBVA Bancomer, S.A. de C.V. (2)		1,092		6,798
Balance with Grupo Scotiabank Inverlat, S.A. (3)		2,016		510
Due from Heineken Group (1) (3) (7)		2,512		2,915
Other receivables (1) (4)		746		390
Due to The Coca-Cola Company (5) (6) (8)	Ps.	3,513	Ps.	4,417
Due to BBVA Bancomer, S.A. de C.V. (5)		1,062		1,696
Due to Heineken Group (6) (7)		3,273		4,308
Due to Grupo Financiero Scotiabank Inverlat, S.A. (5)		105		104
Other payables (6)		2,060		2,003
(1)	Presented within accounts receivable.
(2)	Presented within cash and cash equivalents.
(3)	Presented within other financial assets.
(4)	Presented within other current financial assets.
(5)	Recorded within bank loans and notes payable.
(6)	Recorded within accounts payable.
(7)	Associates.
(8)	Non-controlling interest.

Balances due from related parties are considered to be recoverable. Accordingly, for the years ended December 31, 2020,  2019 and 2018, there was no expense resulting from uncollectible balances due from related parties.

Transactions	2020		2019		2018
Income:
Services to Heineken Group (1)	Ps.	3,181	Ps.	3,380	Ps.	3,265
Logistic services to Grupo Industrial Saltillo, S.A. de C.V. (3)		—		—		255
Logistic services to Jugos del Valle (1)		532		553		369
Interest revenues from BBVA Bancomer, S.A. de C.V. (3)		1,825		1,456		1,469
Interest revenues from Grupo Financiero Scotiabank Inverlat, S.A. (3)		295		447		––
Other revenues from related parties		764		404		242
Expenses:
Purchase of concentrate from The Coca-Cola Company (2)	Ps.	32,222	Ps.	34,063	Ps.	32,379
Purchases of beer from Heineken Group (1) (5)		23,233		25,215		27,999
Purchase of baked goods and snacks from Grupo Bimbo, S.A.B. de C.V. (3)		5,774		6,194		5,763
Advertisement expense paid to The Coca-Cola Company (2) (4)		865		1,756		2,193
Purchase of juices from Jugos del Valle, S.A.P.I. de C.V. (1)		4,055		4,477		4,537
Purchase of sugar from Promotora Industrial Azucarera, S.A. de C.V. (1)		2,123		2,728		2,604
Interest expense and fees paid to BBVA Bancomer, S.A. de C.V. (3)		232		144		230
Purchase of sugar from Beta San Miguel (3)		1,023		655		651
Purchase of sugar, cans and aluminum lids from Promotora Mexicana de Embotelladores, S.A. de C.V. (3)		—		—		739
Purchase of canned products from IEQSA (1)		226		682		596
Purchases to AdeS Alimentos y Bebidas(1)		338		497		592
Purchase of inventories to Leao Alimentos e Bebidas, L.T.D.A. (1)		1,253		1,867		2,654
Purchases of Material with Ecolab, Inc (3)		340		—		—
Advertising paid to Grupo Televisa, S.A.B. (3)		148		115		113
Insurance premiums for policies with Grupo Nacional Provincial, S.A.B. (3)		7		—		12
Donations to Fundación FEMSA, A.C. (3)		171		195		232
Donations to Difusión y Fomento Cultural, A.C. (3)		55		61		63
Donations to ITESM (3)		310		215		192
Other expenses with related parties		619		319		423
(1)	Associates.
(2)	Non-controlling interest.
(3)	Members of the board of directors in FEMSA participate in the board of directors of this entity.
(4)	Net of the contributions from The Coca-Cola Company of Ps. 1,482, Ps. 2,274 and Ps. 3,542, for the years ended in 2020, 2019 and 2018, respectively.
(5)

Favorable resolution of Arbitration in Brazil on October 31, 2019, the arbitration tribunal in charge of the arbitration proceeding between Coca-Cola FEMSA and Cervejarias Kaiser Brasil, S.A., a subsidiary of Heineken, N.V. (“Kaiser”), issued an award confirming that the distribution agreement pursuant to which Coca-Cola FEMSA distribute Kaiser’s portfolio in the country, including Heineken beer, shall continue in full force and effect through March 19, 2022.

Commitments with related parties

Related Party	Commitment	Conditions
Heineken Group	Supply

Supply of all beer products in Mexico’s OXXO stores. The contract may be renewed for five years or additional periods. At the end of the contract OXXO will not hold exclusive contract with another supplier of beer for the next 3 years. Commitment term, January 1st, 2010 to June 30, 2020.

On February 26, 2019, the Company through its subsidiary Cadena Comercial OXXO, S.A. de C.V. (“OXXO”) signed an agreement with HEINEKEN Group (“Cervezas Cuauhtémoc Moctezuma, S.A. de C.V.”) and both companies agreed to an extension of their existing commercial relationship with certain important changes. Under the terms of the agreement, signed in April 2019 and following a gradual process, OXXO started selling the beer brands of Grupo Modelo in certain regions of Mexico, covering the entire Mexican territory by the end of 2022.

The aggregate compensation paid to executive officers and senior management of the Company were as follows:

	2020		2019		2018
Short-term employee benefits paid	Ps.	2,112	Ps.	2,163	Ps.	1,885
Postemployment benefits		45		48		37
Termination benefits		373		411		88
Share based payments		575		610		401